Property and Equipment - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and Equipment
Depreciation	¥ 7,513	$ 1,089	¥ 5,233	¥ 6,257